Label	Element	Value
HEARTLAND VALUE PLUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Heartland Value Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Value Plus Fund seeks long-term capital appreciation and modest current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE VALUE PLUS FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor or Institutional Class Shares of the Value Plus Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Value Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Value Plus Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Value Plus Fund invests primarily in a concentrated number (generally 40 to 70) of small-capitalization common stocks selected on a value basis. A majority of its assets are generally invested in dividend-paying common stocks. The Fund primarily invests in companies with market capitalizations consistent with the capitalization range of the Russell 2000® Value Index. As of April 28, 2023, the market capitalization range of the Russell 2000® Value Index was $159.5 million to $6.0 billion.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Value Plus Fund invests primarily in a concentrated number (generally 40 to 70) of small-capitalization common stocks selected on a value basis.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Value Plus Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a securities market index. Past performance (before and after taxes) does not guarantee future results. Updated performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-432-7856
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	heartlandadvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	tABLE I Value PLUS Fund - Investor Class Shares - Year-by-Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Worst Quarter:
4th Quarter of 2020……28.71%	1st Quarter of 2020……-23.48%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.48%)
Performance Table Heading	rr_PerformanceTableHeading	tABLE II Value plus Fund - Average Annual Total Returns [for the periods ended 12/31/23]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.

HEARTLAND VALUE PLUS FUND | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.
HEARTLAND VALUE PLUS FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money.
HEARTLAND VALUE PLUS FUND | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.
HEARTLAND VALUE PLUS FUND | General Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.
HEARTLAND VALUE PLUS FUND | Common stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
HEARTLAND VALUE PLUS FUND | Value-Style Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.
HEARTLAND VALUE PLUS FUND | SMALLER COMPANY SECURITIES risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SMALLER COMPANY SECURITIES RISK. Common stocks of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.
HEARTLAND VALUE PLUS FUND | Limited Portfolio Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Limited Portfolio Risk. As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s NAV and investment return.
HEARTLAND VALUE PLUS FUND | Recent Market Events [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, trade tensions, wars between Russia and Ukraine and in the Middle East, disruption in the banking sector and the impact of the coronavirus (COVID-19) global pandemic. Uncertainties regarding interest rate levels, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. Continuing market volatility may have an adverse effect on the Fund. Heartland Advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
HEARTLAND VALUE PLUS FUND | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector risk. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.
HEARTLAND VALUE PLUS FUND | Industrials Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. Companies in the industrials sector are subject to risks relating to regulatory change, commodity price volatility, import controls, product liability claims and unstable interest rates.
HEARTLAND VALUE PLUS FUND | TAX LAW change RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	TAX LAW change RISK. All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. Legislation over the last few years, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments.
HEARTLAND VALUE PLUS FUND | CYBERSECURITY RISk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CYBERSECURITY RISk. The Fund is susceptible to operational, information security, and related cybersecurity risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
HEARTLAND VALUE PLUS FUND | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. Operational risks include failures in systems, technology, or processes, changes in personnel or systems, inadequate controls, and human error. The Fund and Heartland Advisors seek to reduce the risk of an operational event through controls and procedures, but such measures cannot address every possible risk, including instances at third parties, and may be inadequate to address these risks.
HEARTLAND VALUE PLUS FUND | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1993
HEARTLAND VALUE PLUS FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,430
Annual Return 2014	rr_AnnualReturn2014	(2.70%)
Annual Return 2015	rr_AnnualReturn2015	(17.41%)
Annual Return 2016	rr_AnnualReturn2016	26.77%
Annual Return 2017	rr_AnnualReturn2017	9.81%
Annual Return 2018	rr_AnnualReturn2018	(13.13%)
Annual Return 2019	rr_AnnualReturn2019	26.02%
Annual Return 2020	rr_AnnualReturn2020	12.64%
Annual Return 2021	rr_AnnualReturn2021	24.85%
Annual Return 2022	rr_AnnualReturn2022	(4.95%)
Annual Return 2023	rr_AnnualReturn2023	1.83%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1993
HEARTLAND VALUE PLUS FUND | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
HEARTLAND VALUE PLUS FUND | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.91%
HEARTLAND VALUE PLUS FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,130
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 1993

[1]	Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.
[2]	Heartland Advisors has voluntarily agreed to waive certain fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Fund, to the extent necessary to maintain the Institutional Class Shares’ Total Annual Fund Operating Expenses at a ratio of 0.99% of average daily net assets. Heartland Advisors may modify or discontinue these waivers and/or reimbursements at any time without notice.